Yana D. Guss
T +1 617 951 7109
yana.guss@ropesgray.com

May 1, 2025

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Putnam Target Date Funds (the “Trust”) Registration Statement on Form N-14

To Whom it May Concern:

We are filing today, on behalf of the Trust, a Registration Statement on Form N-14 (the “Registration Statement”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement relates to the proposed reorganization of Putnam Retirement Advantage 2025 Fund, a series of the Trust, with and into Putnam Retirement Advantage Maturity Fund, a series of the Trust, as described in the Registration Statement.

No registration fee is being paid at the time of filing because the Trust has previously elected, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares. The Registration Statement is proposed to become effective on June 1, 2025 pursuant to Rule 488 under the Securities Act. We would greatly appreciate receiving any comments you might have at your earliest convenience.

Please direct any questions regarding and/or comments on this filing to me at (617) 951-7109 or yana.guss@ropesgray.com. Thank you for your attention to this matter.

Sincerely,

/s/ Yana D. Guss

Yana D. Guss

cc: James E. Thomas

Alec T. Provost

Venice Monagan